UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02120
SECURITY INCOME FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY INCOME FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

DECEMBER 31, 2010

ANNUAL REPORT
INCOME FUND

RYDEX | SGI
SECURITY GLOBAL INVESTORS[SM]

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Distributed by Rydex Distributors, LLC.

RYDEX|SGI INCOME FUND
December 31, 2010
Annual Report

Information About Your Fund Expenses	2

High Yield Fund	4

U.S. Intermediate Bond Fund	16

Notes to Financial Statements	25

Report of Independent Registered Public Accounting Firm	31

Directors and Officers	32

Other Information	36

Rydex|SGI Privacy Policies	37
the RYDEX|SGI income fund annual report | 1

INFORMATION ABOUT YOUR FUND EXPENSES (Unaudited)
December 31, 2010
Calculating your ongoing Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 30, 2010 through December 31, 2010.
Actual Expenses
The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second table provides information about hypothetical account values and hypothetical expenses based on the Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2 | the RYDEX|SGI income fund annual report

INFORMATION ABOUT YOUR FUND EXPENSES (Unaudited) (concluded)
December 31, 2010

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio [1]	Return	June 30, 2010	December 31, 2010	the Period[2]

Table 1. Based on actual Fund return[3]

High Yield Fund
A-Class	1.16%	10.53%	$1,000.00	$1,105.28	$6.16
B-Class	0.91%	10.63%	1,000.00	1,106.33	4.83
C-Class	1.91%	10.04%	1,000.00	1,100.37	10.11
Institutional Class	0.91%	10.66%	1,000.00	1,106.65	4.83

U.S. Intermediate Bond Fund
A-Class	1.00%	1.82%	1,000.00	1,018.15	5.09
B-Class	1.75%	1.22%	1,000.00	1,012.19	8.88
C-Class	1.75%	1.20%	1,000.00	1,011.96	8.87

Table 2. Based on hypothetical 5% return (before expenses)

High Yield Fund
A-Class	1.16%	5.00%	$1,000.00	$1,019.36	$5.90
B-Class	0.91%	5.00%	1,000.00	1,020.62	4.63
C-Class	1.91%	5.00%	1,000.00	1,015.58	9.70
Institutional Class	0.91%	5.00%	1,000.00	1,020.62	4.63

U.S. Intermediate Bond Fund
A-Class	1.00%	5.00%	1,000.00	1,020.16	5.09
B-Class	1.75%	5.00%	1,000.00	1,016.38	8.89
C-Class	1.75%	5.00%	1,000.00	1,016.38	8.89

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period June 30, 2010 to December 31, 2010.
the RYDEX|SGI income fund annual report | 3

Rydex|SGI Income Fund
MANAGER’S COMMENTARY	High Yield Fund
December 31, 2010	(Unaudited)
Advised by:
To Our Shareholders:
For the fiscal year ended December 31, 2010, the Rydex|SGI Income Fund- High Yield Fund recorded a gain of 14.92%1, underperforming the 15.12% performance of its benchmark, the Barclays Capital U.S. Corporate High-Yield Bond® Index.*
The High Yield Fund will primarily invest in a diversified portfolio consisting of a broad range of high yield, high-risk debt securities rated below the top four long-term credit rating categories and maintain a dollar-weighted average duration of 3 to 15 years.
The Fund’s investment approach uses a bottom-up process in selecting high yield securities. We emphasize rigorous credit analysis and relative value in selecting securities. Credit analysis includes assessing factors such as an issuer’s management experience, its debt service coverage or ability to make interest payments on its debt, cash flow, and general economic and market factors. Relative value analysis compares the credit risk and yield of a security to that of other securities. We search for securities that appear to be inexpensive relative to comparable securities and securities that have the potential for an upgrade of their credit rating. A rating upgrade would typically increase the value of the security.
High Yield Market Review
Throughout the year, GDP declined, from a 5.0% rate in the fourth quarter of 2009 to 3.7% in the first quarter of 2010 and then into the 2% range. The U.S. unemployment rate remained solidly above 9% during the year. However, various reports currently show stronger personal consumption and retail sales, and an improvement in the manufacturing and service sectors. Corporations currently hold more than $1 trillion in cash, the most ever relative to the value of their assets, which should eventually lead to strong spending on acquisitions, share purchases, advertising and infrastructure.
The slope of the yield curve is in-line with the 50th percentile ranking over the last 10 years. This indicates that the market is not expecting economic activity to improve or deteriorate significantly in the near future. While interest rates are at historic low levels, accounting for inflation expectations, real rates remain near 2%, also around their 10-year averages.
Outlook
The high-yield asset class, after a record year in 2009, continued to perform well in 2010. As the economy stabilizes and grows, companies continue to improve balance sheets and earnings. Companies have been able to generate cash and refinance debt on attractive terms, there-by decreasing default risk. Such an environment encourages investors to reach for yield and add risk by investing in high-yield securities rather than U.S. Treasuries.
Credit spreads between high-yield securities and Treasury securities continue to be significant. The spread difference has us positively predisposed to the high-yield market without being excessively bullish. We recognize that credit cycles repeat and therefore will rely on our competitive advantage of agility to react to future economic and market changes.
Businesses are in better shape with cash on their balance sheets and have shown the ability to generate free cash flow. Defaults in the high-yield market continue to decline due to available liquidity, allowing companies to refinance debt. Economic data continued to improve throughout the year. The job outlook improved along with GDP, translating into higher personal spending, helping the manufacturing and service sectors expand. Helping default rates fall was the abundant liquidity in the market allowing companies to refinance their looming debt maturities. We continue to focus on identifying fundamentally solid companies through our rigorous research process.
We appreciate your business and thank you for being an investor in the Fund.
Sincerely,
David Toussaint, CFA, CPA, Portfolio Manager

1  Performance figures are based on A-Class shares and do not reflect deduction of the sales charges or taxes that a shareholder would pay on distributions or the redemption of shares. Fee waivers and/or reimbursements reduce Fund expenses and in the absence of such waivers, the performance quoted would be reduced.
Performance displayed represents past performance which is no guarantee of future results. Of course, Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date Fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
*   Index is defined as follows:
Barclays Capital U.S. Corporate High-Yield Bond® Index – The U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global InvestorsSM and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
4 | the RYDEX|SGI income fund annual report

Rydex|SGI Income Fund
PERFORMANCE SUMMARY	High Yield Fund
December 31, 2010	(Unaudited)
PERFORMANCE
$10,000 Over 10 Years
This chart assumes a $10,000 investment in A-Class shares of High Yield Fund on December 31, 2000, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Barclays Capital U.S. Corporate High Yield Bond Index (formerly Lehman Brothers U.S. Corporate High Yield Bond Index) is an unmanaged index that tracks below investment grade bonds.
The graph is based on A-Class shares only, performance for B-Class, C-Class and Institutional Class shares will vary due to differences in fee structures.
Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)

Fixed Income Investments
BB-	15.0%
CCC+	11.4%
B	10.7%
B-	10.1%
NR	6.7%
B+	6.0%
CCC	4.3%
BB+	4.2%
BB	3.2%
BBB-	2.5%
Other	5.4%
Repurchase Agreement	17.0%
Exchange Traded Funds	1.1%
Common Stocks	0.5%
Preferred Stocks	0.2%
Warrants	0.3%
Cash & Other Assets, Less Liabilities	1.4%

Total Net Assets	100.0%

AVERAGE ANNUAL RETURNS
PERIODS ENDED 12/31/10

	1 Year	5 Year	10 Year

A Class Shares	14.92%	8.67%	8.11%
A Class Shares with sales charge	9.48%	7.61%	7.58%
B Class Shares	15.28%	8.79%	7.69%
B Class Shares with CDSC	10.28%	8.51%	7.69%
C Class Shares	14.07%	7.91%	7.32%
C Class Shares with CDSC	13.07%	7.91%	7.32%
Barclays Capital U.S. Corporate High Yield Bond® Index	15.12%	8.91%	8.88%

		Since
		Inception
	1 Year	(07/11/08)

Institutional Class Shares	15.33%	14.65%
Barclays Capital U.S. Corporate High Yield Index Bond® Index	15.12%	14.07%

The performance data above represents past performance which is not predictive of future results. For A-Class shares these figures reflect deduction of the maximum sales charge of 4.75%. For B-Class shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for C-Class shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced, as applicable. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements.	the RYDEX|SGI income fund annual report | 5

SCHEDULE OF INVESTMENTS	Rydex|SGI Income Fund
December 31, 2010	High Yield Fund

	Shares	Value

COMMON STOCKS - 0.6%

Consumer Discretionary - 0.2%
Medianews Group, Inc.*,†††,1,10	11,074	$238,091
New Young Broadcasting Holdings Co.*,†††,1,10	96	228,000

Total Consumer Discretionary		466,091

Financials - 0.2%
CIT Group, Inc.*,†	4,569	215,200
Capitol Federal Financial, Inc.†	15,000	178,650
Bimini Capital Management, Inc. - Class A†	5,378	4,200

Total Financials		398,050

Energy - 0.2%
Stallion Oilfield Holdings Ltd.*,†††,1,2,10	8,257	247,710
SemGroup Corp. - Class A*,†	3,363	91,373

Total Energy		339,083

Total Common Stocks (Cost $1,079,410)		1,203,224

PREFERRED STOCKS - 0.1%
Sears Holdings Corp.*,†
7.40% due 02/01/43	7,500	132,188
7.00% due 07/15/42	3,800	63,650
U.S. Shipping Corp.*,†††,1,10	14,718	14,718
Freddie Mac
8.38% due 12/31/12*,†,3	17,000	10,693
Fannie Mae
8.25%*,†,3,7	12,000	6,720
4.38% due 05/13/11*,†,3	5,000	2,500

Total Preferred Stocks (Cost $1,536,024)		230,469

WARRANTS - 0.3%
Consumer Discretionary - 0.3%
New Young Broadcasting Holding Co. 12/24/24†††,1,10	261	619,875
Reader’s Digest Association, Inc.†††,1,6,10	319	—

		619,875

Energy - 0.0%
SemGroup Corp. 2014†††,1,10	3,540	21,240

Total Warrants (Cost $526,650)		641,115

EXCHANGE TRADED FUNDS† - 1.1%
iShares iBoxx $ High Yield Corporate Bond Fund	11,500	1,038,335
SPDR Barclays Capital High Yield Bond ETF	25,800	1,024,518

Total Exchange Traded Funds (Cost $2,000,980)		2,062,853

	Face
	Amount

CORPORATE BONDS†† - 75.4%
Industrials - 38.0%
Energy XXI Gulf Coast, Inc.
10.00% due 06/15/13	$4,250,000	4,430,624
Satelites Mexicanos S.A. de CV
12.00% due 11/30/11[4]	3,578,505	3,489,041
GeoEye, Inc.
9.63% due 10/01/15	1,825,000	2,062,250
8.63% due 10/01/16	1,250,000	1,306,250
Ineos Group Holdings plc
8.50% due 02/15/16[2,5]	3,500,000	3,333,750
Griffin Coal Mining Company Pty Ltd.
9.50% due 12/01/16[2,5,6]	3,880,000	3,234,950
Catalent Pharma Solutions, Inc.
9.50% due 04/15/15	2,978,525	3,008,310
Sabre Holdings Corp.
8.35% due 03/15/16	3,000,000	2,879,999
US Oncology, Inc.
9.13% due 08/15/17	2,200,000	2,711,499
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[2,5]	2,423,866	2,690,492
HCA, Inc.
9.25% due 11/15/16	2,250,000	2,400,469
7.88% due 02/15/20	250,000	267,500
First Data Corp.
11.25% due 03/31/16	2,950,000	2,581,249
Sprint Capital Corp.
6.90% due 05/01/19	2,600,000	2,567,500
Reynolds Group Issuer, Inc.
7.75% due 10/15/16[2,5]	2,050,000	2,167,875
9.00% due 04/15/19[2,5]	250,000	259,063
Neiman Marcus Group, Inc.
10.38% due 10/15/15	2,250,000	2,376,563
Radnet Management, Inc.
10.38% due 04/01/18[2,5]	2,400,000	2,244,000
Easton-Bell Sports, Inc.
9.75% due 12/01/16	2,000,000	2,195,000
Seagate HDD Cayman
6.88% due 05/01/20[2,5]	2,100,000	2,005,500
Air Canada
12.00% due 02/01/16[2,5]	1,850,000	1,937,875
Travelport LLC
9.88% due 09/01/14	1,975,000	1,923,156
Mohegan Tribal Gaming Authority
6.88% due 02/15/15	2,000,000	1,235,000
7.13% due 08/15/14	1,000,000	630,000
VWR Funding, Inc.
10.75% due 06/30/17[1,2,5]	1,903,231	1,827,102
Ford Motor Credit Company LLC
8.00% due 12/15/16	1,000,000	1,117,459
8.13% due 01/15/20	600,000	698,048

6 | the RYDEX|SGI income fund annual report	The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (continued)	Rydex|SGI Income Fund
December 31, 2010	High Yield Fund

	Face
	Amount	Value

Alion Science and Technology Corp.
10.25% due 02/01/15	$2,000,000	$1,560,000
Apria Healthcare Group, Inc.
11.25% due 11/01/14	900,000	983,250
12.38% due 11/01/14	500,000	550,000
American Achievement Corp.
10.88% due 04/15/16[2,5]	1,250,000	1,281,250
General Nutrition Centers, Inc.
5.75% due 03/15/14[4]	1,250,000	1,237,500
Kansas City Southern Railway
13.00% due 12/15/13	1,000,000	1,190,000
Continental Airlines
7.34% due 04/19/14	1,079,876	1,079,876
Seagate Technology HDD Holdings
6.80% due 10/01/16	950,000	954,750
Bumble Bee Foods LLC
7.75% due 12/15/15	720,000	823,414
Clearwire Communications LLC
12.00% due 12/01/15[2,5]	700,000	754,250
Simmons Foods, Inc.
10.50% due 11/01/17[2,5]	500,000	533,750
Block Communications, Inc.
8.25% due 12/15/15[2,5]	525,000	528,938
Noble Group Ltd.
6.63% due 03/17/15[2,5]	450,000	458,918
Harry & David Operations Corp.
9.00% due 03/01/13	600,000	429,750
Huntsman International LLC
8.63% due 03/15/21[2,5]	300,000	324,000
West Corp.
11.00% due 10/15/16	250,000	271,250
United Air Lines, Inc.
9.88% due 08/01/13[2,5]	250,000	269,375
American Railcar Industries, Inc.
7.50% due 03/01/14	250,000	254,375
CMP Susquehanna Corp.
9.88% due 05/15/14	800,000	252,000
Anixter, Inc.
5.95% due 03/01/15	250,000	250,313
Invista
9.25% due 05/01/12[2,5]	111,000	112,943
Digicel Group Ltd.
10.50% due 04/15/18[2,5]	100,000	110,000
Qwest Corp.
7.88% due 09/01/11	100,000	103,000
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	102,000
Sealy Mattress Co.
10.88% due 04/15/16[2,5]	90,000	101,700
Casella Waste Systems, Inc.
9.75% due 02/01/13	100,000	100,000
CSC Holdings LLC
6.75% due 04/15/12	22,000	22,853
Metaldyne Corp.
11.00% due 06/15/12†††,1,6,10	500,000	—

		72,219,979

Financials - 17.0%
Nelnet, Inc.
7.40% due 09/29/36[4]	6,270,000	5,568,769
CIT Group, Inc.
7.00% due 05/01/17	4,435,740	4,446,829
7.00% due 05/01/16	132,672	133,170
7.00% due 05/01/14	79,603	80,399
7.00% due 05/01/15	79,603	79,802
7.00% due 05/01/13	53,068	54,129
E*Trade Financial Corp.
7.88% due 12/01/15	3,225,000	3,200,813
Hospitality Properties Trust
6.70% due 01/15/18	2,850,000	2,988,128
Nuveen Investments, Inc.
10.50% due 11/15/15	2,900,000	2,965,250
Forest City Enterprises, Inc.
7.63% due 06/01/15	2,213,000	2,069,155
6.50% due 02/01/17	1,000,000	870,000
International Lease Finance Corp.
8.75% due 03/15/17[2,5]	2,500,000	2,681,250
Ford Motor Credit Company LLC
7.00% due 04/15/15	2,000,000	2,149,224
Ally Financial, Inc.
8.00% due 11/01/31	1,400,000	1,497,586
6.75% due 12/01/14	350,000	366,734
Icahn Enterprises LP
8.00% due 01/15/18	1,250,000	1,250,000
CommonWealth REIT
0.90% due 03/16/11[4]	875,000	874,501
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,4,5,7]	500,000	494,969
Progress Capital Trust I
10.50% due 06/01/27	300,000	308,900
Nationwide Mutual Insurance Co.
8.25% due 12/01/31[2,5]	150,000	154,222
Ineos Finance plc
9.00% due 05/15/15[2,5]	100,000	106,375
FCB Capital Trust I
8.05% due 03/01/28	50,000	46,983

		32,387,188

Consumer Discretionary - 6.7%
AMC Entertainment, Inc.
8.00% due 03/01/14	3,272,000	3,304,720
Penske Automotive Group, Inc.
7.75% due 12/15/16	3,000,000	3,060,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/15	2,750,000	2,756,875

The accompanying notes are an integral part of the financial statements.	the RYDEX|SGI income fund annual report | 7

SCHEDULE OF INVESTMENTS (continued)	Rydex|SGI Income Fund
December 31, 2010	High Yield Fund

	Face
	Amount	Value

Hanesbrands, Inc.
8.00% due 12/15/16	$1,500,000	$1,608,750
3.83% due 12/15/14[4]	100,000	99,375
Sonic Automotive, Inc.
9.00% due 03/15/18	1,000,000	1,052,500
Boyd Gaming Corp.
7.13% due 02/01/16	925,000	830,188
AutoNation, Inc.
6.75% due 04/15/18	100,000	103,250

		12,815,658

Utilities - 5.9%
NRG Energy, Inc.
8.50% due 06/15/19	3,750,000	3,871,875
8.25% due 09/01/20[2,5]	500,000	512,500
AES Red Oak LLC
8.54% due 11/30/19	3,135,804	3,120,125
Pinnacle Foods Finance LLC
9.25% due 04/01/15	1,600,000	1,666,000
Edison Mission Energy
7.63% due 05/15/27	1,750,000	1,264,375
GenOn Energy, Inc.
9.88% due 10/15/20[2,5]	600,000	595,500
Inergy, LP
7.00% due 10/01/18[2,5]	200,000	201,500
East Coast Power LLC
7.07% due 03/31/12	22,232	22,750
SemGroup, LP
8.75% due 11/15/15†††,1,6,10	1,300,000	—

		11,254,625

Consumer Staples - 2.3%
Central Garden and Pet Co.
8.25% due 03/01/18	2,500,000	2,531,250
Constellation Brands, Inc.
7.25% due 05/15/17	1,050,000	1,111,687
8.38% due 12/15/14	739,000	807,358

		4,450,295

Energy - 2.1%
Key Energy Services, Inc.
8.38% due 12/01/14	2,250,000	2,373,750
Tesoro Corp.
6.50% due 06/01/17	1,600,000	1,604,000

		3,977,750

Health Care - 2.0%
Healthsouth Corp.
8.13% due 02/15/20	1,900,000	2,042,500
Tenet Healthcare Corp.
8.88% due 07/01/19	1,500,000	1,695,000

		3,737,500

Materials - 1.0%
Sino-Forest Corp.
10.25% due 07/28/14[2,5]	1,225,000	1,414,875
PolyOne Corp.
6.58% due 02/23/11	375,000	377,578
Scotts Miracle-Gro Co.
7.25% due 01/15/18	100,000	105,250

		1,897,703

Information Technology - 0.4%
SunGard Data Systems, Inc.
10.63% due 05/15/15	400,000	441,000
Amkor Technology, Inc.
9.25% due 06/01/16	275,000	291,500

		732,500

Total Corporate Bonds (Cost $134,319,577)		143,473,198

CONVERTIBLE BONDS†† - 3.3%
Financials - 1.4%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,421,250
E*Trade Financial Corp.
0.00% due 08/31/19	750,000	1,160,625

		2,581,875

Energy - 1.0%
USEC, Inc.
3.00% due 10/01/14	2,200,000	1,980,000

Consumer Discretionary - 0.8%
Sonic Automotive, Inc.
5.00% due 10/01/29	1,200,000	1,491,000

Health Care - 0.1%
Invacare Corp.
4.13% due 02/01/27	150,000	201,000
Hologic, Inc.
2.00% due 12/15/37[8]	50,000	46,813

		247,813

Total Convertible Bonds (Cost $4,986,016)		6,300,688

SENIOR FLOATING RATE INTERESTS†† - 0.8%
Consumer Discretionary - 0.5%
Tribune Company, Term Loan B due 05/17/14[6,9]	493,750	341,569
New Young Broadcasting Holding Co.
8.00% due 06/30/15†††,1,9,10	214,048	214,583
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan B (Apr 05) due 04/08/12[6,9]	388,889	170,571

8 | the RYDEX|SGI income fund annual report	The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (concluded)	Rydex|SGI Income Fund
December 31, 2010	High Yield Fund

	Face
	Amount	Value

Medianews Group, Inc.
8.50% due 01/15/14†††,1,9,10	$136,232	$134,529

		861,252

Information Technology - 0.2%
Sabre Holdings Corp., Term Loan
2.26% due 03/30/14[9]	307,121	285,565
2.29% due 03/30/14[9]	174,129	161,908

		447,473

Financials - 0.1%
Gartmore Investment Management, Term Loan B-2
2.04% due 05/11/14[9]	186,908	176,628

Total Senior Floating Rate Interests (Cost $1,894,078)		1,485,353

REPURCHASE AGREEMENT†† - 17.0%
UMB Financial Corp., 0.09%, dated 12/31/10, matures 01/03/11; repurchase amount $32,315,242 (Collateralized by Federal Home Loan Bank[11], 0.37%, 12/13/11 with a value of $26,101,491 and Freddie Mac[3] Discount Note, 06/01/11 with a value of $6,860,535)	32,315,000	32,315,000

Total Repurchase Agreement (Cost $32,315,000)		32,315,000

Total Investments - 98.6% (Cost $178,657,735)		$187,711,900

Cash & Other Assets, Less Liabilities - 1.4%		2,651,436

Total Net Assets - 100.0%		$190,363,336

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs, except otherwise noted — See Note 5.

†††	Value determined based on Level 3 inputs — See Note 5.

[1]	All or a portion of this security was fair valued by the Valuation Committee at December 31, 2010. The total market value of fair valued securities amounts to $3,545,848 (cost $4,060,440), or 1.33% of total net assets.

[2]	Security was acquired through a private placement.

[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[4]	Variable rate security. Rate indicated is rate effective at December 31, 2010.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $30,336,922 (cost $28,934,996), or 15.9% of total net assets.

[6]	Security is in default of interest and/or principal obligations.

[7]	Perpetual maturity.

[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[9]	Security is a senior floating rate interest — See Note 1.C.

[10]	Illiquid security.

[11]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

plc	— Public Limited Company

REIT	— Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.	the RYDEX|SGI income fund annual report | 9

Rydex|SGI Income Fund
High Yield Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

Assets:
Investments, at value*	$155,396,900
Repurchase agreement, at value**	32,315,000

Total investments	187,711,900
Cash	2,124
Receivables:
Fund shares sold	240,515
Interest	2,607,294
Dividends	30,011
Foreign taxes reclaims	234
Due from Security Investors	44,124
Prepaid expenses	39,836

Total assets	190,676,038

Liabilities:
Payable for:
Fund shares redeemed	102,372
Management fees	84,604
Administration fees	19,259
Transfer agent/maintenance fees	23,030
Director’s fees	2,779
Professional fees	18,736
12b-1 distribution plan fees	39,926
Other	21,996

Total liabilities	312,702

Net Assets	$190,363,336

Net assets consist of:
Paid in capital	$181,498,708
Undistributed net investment income	2,033,753
Accumulated net realized loss on investments	(2,223,290)
Net unrealized appreciation on investments	9,054,165

Net assets	$190,363,336

A-Class:
Capital shares outstanding (unlimited number of shares authorized)	13,378,239
Net assets	$172,442,962
Net asset value and redemption price per share	$12.89

Maximum offering price per share (net asset value divided by 95.25%)	$13.53

B-Class:
Capital shares outstanding (unlimited number of shares authorized)	379,388
Net assets	$4,871,619
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.84

C-Class:
Capital shares outstanding (unlimited number of shares authorized)	791,508
Net assets	$10,263,647
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.97

Institutional Class:
Capital shares outstanding (unlimited number of shares authorized)	254,100
Net assets	$2,785,108
Net asset value, offering and redemption price per share	$10.96

*Investments, at cost	$146,342,735
**Repurchase agreement, at cost	32,315,000

Total cost	$178,657,735
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010

Investment Income:
Interest	$15,834,684
Dividends	114,306

Total investment income	15,948,990

Expenses:
Management fees	1,083,328
Administration fees	198,269
Transfer agent/maintenance fees	374,561
Custodian fees	18,793
Directors’ fees	16,031
Professional fees	20,150
Reports to shareholders	16,721
Registration fees	106,557
Other	28,620
12b-1 distribution fees — A-Class	401,316
12b-1 distribution fees — C-Class	94,848

Total expenses	2,359,194
Less:
Reimbursement of expenses	(256,698)

Net expenses	2,102,496

Net investment income	13,846,494

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,742,829

Net realized gain	5,742,829

Net change in unrealized appreciation (depreciation) on:
Investments	5,617,270

Net change in unrealized appreciation (depreciation)	5,617,270

Net realized and unrealized gain	11,360,099

Net increase in net assets resulting from operations	$25,206,593

10 | the RYDEX|SGI income fund annual report	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Income Fund
STATEMENTS OF CHANGES IN NET ASSETS	High Yield Fund

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$13,846,494	$9,014,760
Net realized gain (loss) on investments	5,742,829	(4,147,343)
Net change in unrealized appreciation (depreciation) on investments	5,617,270	42,482,888

Net increase in net assets resulting from operations	25,206,593	47,350,305

Distributions to shareholders from:
Net investment income
A-Class	(11,828,974)	(6,914,554)
B-Class	(448,396)	(491,880)
C-Class	(631,260)	(489,328)
Institutional Class	(423,419)	(135,006)
Return of capital
A-Class	—	(10,340)
B-Class	—	(465)
C-Class	—	(531)
Institutional Class	—	(203)

Total distributions to shareholders	(13,332,049)	(8,042,307)

Capital share transactions:
Proceeds from sale of shares
A-Class	247,782,910	149,104,233
B-Class	1,173,941	2,756,442
C-Class	6,026,430	1,917,325
Institutional Class	5,183,291	1,831,102
Distributions reinvested
A-Class	9,662,620	5,952,011
B-Class	379,938	407,456
C-Class	514,152	414,815
Institutional Class	214,905	131,549
Cost of shares redeemed
A-Class	(251,624,272)	(82,854,273)
B-Class	(4,070,406)	(2,808,470)
C-Class	(4,967,439)	(2,992,590)
Institutional Class	(5,378,300)	(640,254)

Net increase from capital share transactions	4,897,770	73,219,346

Net increase in net assets	16,772,314	112,527,344

Net assets:
Beginning of year	173,591,022	61,063,678

End of year	$190,363,336	$173,591,022

Undistributed net investment income at end of year	$2,033,753	$1,583,771

Capital share activity:
Shares sold
A-Class	19,834,182	14,071,994
B-Class	93,900	284,773
C-Class	479,161	183,346
Institutional Class	481,524	197,358
Shares issued from reinvestment of distributions
A-Class	772,440	583,837
B-Class	30,426	41,426
C-Class	40,831	41,883
Institutional Class	19,961	14,673
Shares redeemed
A-Class	(20,139,382)	(8,274,349)
B-Class	(325,564)	(278,831)
C-Class	(391,506)	(321,056)
Institutional Class	(500,413)	(79,285)

Net increase in shares	395,560	6,465,769

The accompanying notes are an integral part of the financial statements.	the RYDEX|SGI income fund annual report | 11

Rydex|SGI Income Fund
FINANCIAL HIGHLIGHTS	High Yield Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.07	$7.70	$12.14	$12.75	$12.35

Income (loss) from investment operations:
Net investment income[a]	0.96	0.90	0.90	0.87	0.83
Net gain (loss) on investments (realized and unrealized)	0.78	4.30	(4.48)	(0.64)	0.39

Total from investment operations	1.74	5.20	(3.58)	0.23	1.22

Less distributions from:
Net investment income	(0.92)	(0.83)	(0.86)	(0.84)	(0.82)
Return of capital	—	— [f]	—	—	—

Total distributions	(0.92)	(0.83)	(0.86)	(0.84)	(0.82)

Net asset value, end of period	$12.89	$12.07	$7.70	$12.14	$12.75

Total Return[b]	14.92%	70.53%	(31.09%)	1.80%	10.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172,443	$155,899	$50,299	$50,917	$55,762

Ratios to average net assets:
Net investment income	7.69%	8.49%	8.61%	6.90%	6.68%
Total expenses[c]	1.28%	1.41%	1.45%	1.42%	1.45%
Net expenses[d]	1.14%	1.10%	1.14%	1.25%	1.45%

Portfolio turnover rate	77%	53%	29%	54%	56%

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
B-Class	2010 [e]	2009 [e]	2008 [e]	2007 [e]	2006 [e]

Per Share Data
Net asset value, beginning of period	$12.05	$7.67	$12.09	$12.70	$12.30

Income (loss) from investment operations:
Net investment income[a]	1.00	0.92	0.92	0.90	0.75
Net gain (loss) on investments (realized and unrealized)	0.78	4.30	(4.46)	(0.63)	0.39

Total from investment operations	1.78	5.22	(3.54)	0.27	1.14

Less distributions from:
Net investment income	(0.99)	(0.84)	(0.88)	(0.88)	(0.74)
Return of capital	—	— [f]	—	—	—

Total distributions	(0.99)	(0.84)	(0.88)	(0.88)	(0.74)

Net asset value, end of period	$12.84	$12.05	$7.67	$12.09	$12.70

Total Return[b]	15.28%	71.07%	(30.90%)	2.09%	9.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,872	$6,996	$4,089	$3,027	$5,320

Ratios to average net assets:
Net investment income	8.01%	9.08%	9.05%	7.16%	5.99%
Total expenses[c]	1.04%	1.19%	1.23%	1.18%	2.13%
Net expenses[d]	0.89%	0.85%	0.88%	1.00%	2.13%

Portfolio turnover rate	77%	53%	29%	54%	56%

12 | the RYDEX|SGI income fund annual report	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Income Fund
FINANCIAL HIGHLIGHTS (continued)	High Yield Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.14	$7.73	$12.16	$12.76	$12.36

Income (loss) from investment operations:
Net investment income[a]	0.87	0.83	0.83	0.78	0.74
Net gain (loss) on investments (realized and unrealized)	0.79	4.33	(4.49)	(0.63)	0.39

Total from investment operations	1.66	5.16	(3.66)	0.15	1.13

Less distributions from:
Net investment income	(0.83)	(0.75)	(0.77)	(0.75)	(0.73)
Return of capital	—	— [f]	—	—	—

Total distributions	(0.83)	(0.75)	(0.77)	(0.75)	(0.73)

Net asset value, end of period	$12.97	$12.14	$7.73	$12.16	$12.76

Total Return[b]	14.07%	69.42%	(31.57%)	1.12%	9.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,264	$8,048	$5,865	$1,574	$1,933

Ratios to average net assets:
Net investment income	6.92%	8.11%	8.45%	6.16%	5.92%
Total expenses[c]	2.04%	2.19%	2.28%	2.18%	2.21%
Net expenses[d]	1.89%	1.85%	1.87%	2.00%	2.21%

Portfolio turnover rate	77%	53%	29%	54%	56%

	Year	Year	Year
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
Institutional Class	2010	2009	2008 [g]

Per Share Data
Net asset value, beginning of period	$10.47	$6.74	$10.00

Income (loss) from investment operations:
Net investment income[a]	0.86	0.81	0.38
Net gain (loss) on investments (realized and unrealized)	0.68	3.76	(3.22)

Total from investment operations	1.54	4.57	(2.84)

Less distributions from:
Net investment income	(1.05)	(0.84)	(0.42)
Return of capital	—	— [f]	—

Total distributions	(1.05)	(0.84)	(0.42)

Net asset value, end of period	$10.96	$10.47	$6.74

Total Return[b]	15.33%	71.18%	(28.96%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,785	$2,649	$811

Ratios to average net assets:
Net investment income	7.99%	8.79%	9.51%
Total expenses[c]	1.02%	1.16%	1.33%
Net expenses[d]	0.89%	0.85%	0.85%

Portfolio turnover rate	77%	53%	29%

The accompanying notes are an integral part of the financial statements.	the RYDEX|SGI income fund annual report | 13

Rydex|SGI Income Fund
FINANCIAL HIGHLIGHTS (concluded)	High Yield Fund

[a]	Net investment income per share was computed using the average shares outstanding throughout the period.

[b]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[c]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, as applicable.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

[e]	Effective December 1, 2006, B-Class shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD) sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.

[f]	Less than $0.01 per share.

[g]	The Institutional Class of High Yield Fund was initially capitalized on July 11, 2008 with a net asset value of $10.00 per share. Percentage amounts for the period, except total return, have been annualized.

14 | the RYDEX|SGI income fund annual report	The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.
the RYDEX|SGI income fund annual report | 15

Rydex|SGI Income Fund
MANAGER’S COMMENTARY	U.S. Intermediate Bond Fund
December 31, 2010	(Unaudited)

Advised by:
To Our Shareholders:
For the fiscal year ended December 31, 2010, the U.S. Intermediate Bond Fund of the Rydex|SGI Income Fund earned a return of 6.11%1, outperforming the benchmark Barclays Capital U.S. Intermediate Government/Credit Bond® Index* return of 5.88%.
The U.S. Intermediate Bond Fund will primarily invest in a diversified portfolio of investment grade debt securities and maintain a dollar-weighted average duration of 3 to 10 years. The Fund’s investment approach uses a bottom-up process in selecting asset classes and securities. We emphasize rigorous credit analysis and relative value in selecting securities. Credit analysis includes assessing factors such as an issuer’s management experience, cash flow, position in its market, capital structure, and general economic and market factors. Relative value analysis includes earnings growth, profitability trends, the issuer’s financial strength, and valuation analysis. Relative valuation also compares the credit risk and yield of a security to that of other securities of the same or another asset class.
Composition of Portfolio Assets
At the end of the year, the Fund held 60% in corporate issues and 30% in U.S. Government securities. Other securities, such as asset-backed securities, preferred stock, and cash constituted 10% of the portfolio.
U.S. Intermediate Bond Market Review
Considering the staggering job losses in 2008 and 2009, the labor picture brightened in 2010 although much of the hiring that was done was due to the government’s hiring of census workers rather than in the private sector. Additionally, more Americans left the work force, and therefore, were not included in the pool of available labor. These factors underscore the fragility of the recovery. Investors in all asset classes continue to be concerned regarding the federal debt, deficit, and budget. As the U.S. economy improves and the federal government continues to need to raise large levels of debt, interest rates should climb. Toward the end of the year, the economic backdrop is a low-inflation, below-potential-growth environment, with a Federal Reserve that is willing to support the markets.
Outlook
There is a necessity for the federal government to continue issuing debt as a means of funding various social and monetary programs; however, there is not yet a credible deficit reduction plan in place. Rising corporate profits are serving to improve cash flow and make the corporate sector more attractive to us than other sectors. A slowly improving economy will lead to better corporate profitability. High government debt burdens and excessive deficits are viewed negatively by the bond markets. Increasing emphasis will be placed on addressing budgetary imbalances and reducing deficits, which will be positive for U.S. Treasury notes and bonds.
The Federal Reserve is committed to maintaining low interest rates for an extended period of time. In such an environment, investors may be forced to add corporate bonds and extend maturities as a way of providing additional incremental income for a portfolio. The Tax Relief Job Creation Act of 2010 should help the economy in 2011. An extension of previous tax cuts and a reduction in payroll taxes, among other items, should help buoy consumer spending and economic growth.
Thank you for your investment in the U.S. Intermediate Bond Fund.
We recognize there are many investment fund alternatives available today and appreciate the confidence you place in us.
Sincerely,
Daniel W. Portanova, Portfolio Manager

[1] Performance figures are based on A-Class shares and do not reflect deduction of the sales charges or taxes that a shareholder would pay on distributions or the redemption of shares. Fee waivers and/or reimbursements reduce Fund expenses and in the absence of such waivers, the performance quoted would be reduced.

Performance displayed represents past performance which is no guarantee of future results. Of course, Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date Fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

* Index is defined as follows:

Barclays Capital U.S. Intermediate Government/Credit Bond® Index – The index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global InvestorsSM and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
16 | the RYDEX|SGI income fund annual report

Rydex|SGI Income Fund
PERFORMANCE SUMMARY	U.S. Intermediate Bond Fund
December 31, 2010	(Unaudited)
PERFORMANCE
$10,000 Over 10 Years
This chart assumes a $10,000 investment in A-Class shares of U.S. Intermediate Bond Fund on December 31, 2000, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The Barclays Capital U.S. Intermediate Government/Credit Bond® Index is an unmanaged index that tracks U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.
The graph is based on A-Class shares only, performance for B-Class and C-Class shares will vary due to differences in fee structures.
Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)

Fixed Income Investments
AAA	33.0%
BBB+	12.7%
A	13.3%
A+	8.2%
AA-	4.7%
A-	4.3%
BBB-	3.8%
AA	3.3%
BBB	2.7%
B+	2.1%
Other	4.5%
Repurchase Agreement	3.7%
Preferred Stocks	2.9%
Cash & Other Assets, Less Liabilities	0.8%

Total Net Assets	100.0%

AVERAGE ANNUAL RETURNS
PERIODS ENDED 12/31/10

	1 Year	5 Year	10 Year

A Class Shares	6.11%	2.02%	3.38%
A Class Shares with sales charge	1.12%	1.03%	2.88%
B Class Shares	5.08%	1.21%	2.75%
B Class Shares with CDSC	0.08%	0.86%	2.75%
C Class Shares	5.05%	1.25%	2.59%
C Class Shares with CDSC	4.05%	1.25%	2.59%
Barclays Capital U.S. Intermediate Government/Credit Bond® Index	5.88%	5.53%	5.51%

The performance data above represents past performance which is not predictive of future results. For A-Class shares these figures reflect deduction of the maximum sales charge of 4.75%. For B-Class shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for C-Class shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced, as applicable. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements.	the RYDEX|SGI income fund annual report | 17

SCHEDULE OF INVESTMENTS	Rydex|SGI Income Fund
December 31, 2010	U.S. Intermediate Bond Fund

	Shares	Value

PREFERRED STOCKS - 2.9%
JPMorgan Chase Capital XXIX
6.70% due 04/02/40††	120,000	$3,064,800
Woodbourne Capital Trust III due 04/01/49*,†††,[1,2,3,4,5,8]	950,000	184,926
Woodbourne Capital Trust IV due 04/01/49*,†††,[1,2,3,4,5,8]	950,000	184,926
Woodbourne Capital Trust I due 04/01/49*,†††,[1,2,3,4,5,8]	950,000	184,926
Woodbourne Capital Trust II due 04/01/49*,†††,[1,2,3,4,5,8]	950,000	184,926

Total Preferred Stocks
(Cost $6,818,354)		3,804,504

	Face
	Amount

CORPORATE BONDS†† - 59.3%
Financials - 22.4%
JPMorgan Chase & Co.
4.65% due 06/01/14	$2,500,000	2,668,474
3.40% due 06/24/15	2,000,000	2,039,510
6.30% due 04/23/19	1,000,000	1,138,255
BlackRock, Inc.
6.25% due 09/15/17	3,000,000	3,377,079
Merrill Lynch & Company, Inc.
5.30% due 09/30/15	3,000,000	3,095,204
Standard Chartered plc
6.41% due 12/29/49[2,3,4,5]	3,250,000	3,030,348
Ford Motor Credit Company LLC
7.00% due 04/15/15	2,500,000	2,686,530
Morgan Stanley
4.10% due 01/26/15	2,000,000	2,029,030
Kaupthing Bank HF
3.49% due 01/15/10[4,5,6]	5,000,000	1,337,500
Citigroup, Inc.
6.38% due 08/12/14	500,000	552,604
4.75% due 05/19/15	500,000	523,549
General Electric Capital Corp.
6.00% due 06/15/12	1,000,000	1,069,009
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,058,457
Wells Fargo & Co.
4.38% due 01/31/13	1,000,000	1,058,251
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	1,000,000	1,052,997
American Express Bank FSB
3.15% due 12/09/11	1,000,000	1,025,425
American Express Credit Corp.
2.75% due 09/15/15	1,000,000	983,686
Hartford Financial Services Group, Inc.
4.00% due 03/30/15	500,000	501,358
Residential Capital LLC
8.50% due 06/01/12	350,000	353,500
PXRE Capital Trust I
8.85% due 02/01/27	31,000	28,830
TIG Holdings, Inc.
8.60% due 01/15/27[4,5]	34,000	27,540

		29,637,136

Industrials - 10.4%
ITT Corp.
4.90% due 05/01/14	2,500,000	2,683,902
DIRECTV Holdings LLC
3.55% due 03/15/15	2,500,000	2,539,808
Devon Financing Corporation ULC
6.88% due 09/30/11	2,300,000	2,402,828
Wyeth
5.50% due 03/15/13	2,000,000	2,186,753
BellSouth Corp.
6.00% due 10/15/11	2,000,000	2,084,958
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	1,500,000	1,628,696
Georgia-Pacific LLC
8.00% due 01/15/24	51,000	58,268
Allied Waste North America, Inc.
5.75% due 02/15/11	50,000	50,233
AT&T Corp.
7.30% due 11/15/11	37,000	39,086
8.00% due 11/15/31	2,000	2,514
Affinia Group Holdings, Inc.
9.00% due 11/30/14	30,000	30,825
Browning-Ferris Industries, Inc.
9.25% due 05/01/21	20,000	25,152
Legrand France S.A.
8.50% due 02/15/25	20,000	23,410
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	20,541
Qwest Corp.
3.55% due 06/15/132	10,000	10,450
Geo Specialty Chemicals
7.50% due 03/31/15†††,1,8	11,056	5,528

		13,792,952

Consumer Discretionary - 9.5%
Omnicom Group, Inc.
6.25% due 07/15/19	4,000,000	4,440,216
Rensselaer Polytechnic Institute
5.60% due 09/01/20	3,000,000	3,094,560
Johns Hopkins University
5.25% due 07/01/19	2,000,000	2,193,520
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,500,000	1,659,051
Starbucks Corp.
6.25% due 08/15/17	1,000,000	1,117,829

18 | the RYDEX|SGI income fund annual report	The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (continued)	Rydex|SGI Income Fund
December 31, 2010	U.S. Intermediate Bond Fund

	Face
	Amount	Value

AMC Entertainment, Inc.
8.00% due 03/01/14	$46,000	$46,460
Toys R Us, Inc.
7.38% due 10/15/18	21,000	20,580
Harry & David Operations Corp.
5.30% due 03/01/12[2]	12,000	8,760
Sonic Automotive, Inc.
8.63% due 08/15/13	4,000	4,060

		12,585,036

Materials - 3.6%
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,572,317
Praxair, Inc.
5.20% due 03/15/17	1,050,000	1,156,927
4.63% due 03/30/15	1,000,000	1,088,398
Constar International, Inc.
3.66% due 02/15/12[2]	15,000	10,950

		4,828,592

Utilities - 2.5%
American Water Capital Corp.
6.09% due 10/15/17	2,000,000	2,243,585
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	300,000	340,201
Duke Energy Ohio, Inc.
5.70% due 09/15/12	300,000	323,003
Arizona Public Service Co.
6.38% due 10/15/11	300,000	312,413
Allegheny Energy Supply Company LLC
8.25% due 04/15/12[4,5]	65,000	69,738
Express Pipeline, LP
6.47% due 12/31/13[4,5]	50,667	51,039
DPL, Inc.
6.88% due 09/01/11	25,000	25,945

		3,365,924

Consumer Staples - 2.3%
General Mills, Inc.
5.25% due 08/15/13	1,000,000	1,099,163
5.70% due 02/15/17	800,000	899,715
Brown-Forman Corp.
5.00% due 02/01/14	1,000,000	1,088,372

		3,087,250

Health Care - 2.3%
Medtronic, Inc.
3.00% due 03/15/15	1,500,000	1,539,277
AstraZeneca plc
5.90% due 09/15/17	1,250,000	1,447,539
Tenet Healthcare Corp.
9.25% due 02/01/15	58,000	61,770
6.38% due 12/01/11	12,000	12,113

		3,060,699

Information Technology - 2.2%
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,040,977
Broadcom Corp.
2.38% due 11/01/15[4,5]	1,000,000	973,445
eBay, Inc.
1.63% due 10/15/15	1,000,000	959,526
Nortel Networks, Ltd.
6.88% due 09/01/23[6]	31,000	6,820

		2,980,768

Telecommunication Services - 2.1%
Vodafone Group plc
5.50% due 06/15/11	2,000,000	2,043,542
AT&T, Inc.
4.85% due 02/15/14	700,000	756,985
5.35% due 09/01/40[4,5]	41,000	38,559

		2,839,086

Energy - 2.0%
Transcontinental Gas Pipe Line Company LLC
7.00% due 08/15/11	2,000,000	2,074,559
Statoil ASA
2.90% due 10/15/14	500,000	517,007
Ship Finance International Ltd.
8.50% due 12/15/13	46,000	46,805
Williams Companies, Inc.
8.75% due 03/15/32	18,000	22,022

		2,660,393

Total Corporate Bonds (Cost $78,943,831)		78,837,836

U.S. GOVERNMENT SECURITIES† - 30.1%
U.S. Treasury Notes
2.75% due 02/28/13	5,000,000	5,226,169
2.13% due 05/31/15	5,000,000	5,079,700
1.88% due 06/30/15	5,000,000	5,019,920
3.50% due 05/31/13	4,500,000	4,798,125
2.75% due 02/15/19	4,000,000	3,948,436
2.38% due 03/31/16	3,000,000	3,037,968
0.88% due 03/31/11	3,000,000	3,004,923
1.38% due 05/15/12	2,500,000	2,533,203
3.50% due 05/15/20	2,000,000	2,048,760
0.75% due 08/15/13	2,000,000	1,995,938
2.63% due 11/15/20	2,000,000	1,886,562
2.63% due 08/15/20	1,500,000	1,422,071

Total U.S. Government Securities
(Cost $39,624,832)		40,001,775

MORTGAGE BACKED SECURITIES†† - 2.4%
Master Adjustable Rate Mortgages Trust 2003-5,
2.24% due 11/25/33[2]	1,328,020	1,131,348

The accompanying notes are an integral part of the financial statements.	the RYDEX|SGI income fund annual report | 19

SCHEDULE OF INVESTMENTS (concluded)	Rydex|SGI Income Fund
December 31, 2010	U.S. Intermediate Bond Fund

	Face
	Amount	Value

Countrywide Alternative Loan Trust 2005-30CB, 0.56% due 08/25/35[2]	$2,256,178	$1,105,416
Homebanc Mortgage Trust 2006-1, 2.69% due 04/25/37[2]	724,403	479,446
Chase Mortgage Finance Corp. 2005-A1 2A2, 2.95% due 12/25/35[2]	355,628	340,877
JP Morgan Mortgage Trust 2006-A3, 3.46% due 04/25/36[2]	66,235	50,380
Ginnie Mae #518436, 7.25% due 09/15/29	17,939	20,613
G2 1849, 8.50% due 08/20/24	2,841	3,360
Fannie Mae[7] FNR 1990-108 G, 7.00% due 09/25/20	19,589	21,939

Total Mortgage Backed Securities (Cost $4,770,056)		3,153,379

ASSET BACKED SECURITIES†† - 0.8%
Credit-Based Asset Servicing and Securitization LLC
0.52% due 08/25/35[2]	646,719	607,345
Residential Asset Mortgage Products, Inc.
0.53% due 07/25/35[2]	514,034	499,551

Total Asset Backed Securities (Cost $1,160,754)		1,106,896

CONVERTIBLE BOND†† - 0.0%
Financials - 0.0%
E*Trade Financial Corp.
0.00%, due 08/31/19	25,000	38,688

Total Convertible Bond (Cost $25,349)		38,688

REPURCHASE AGREEMENT†† - 3.7%
UMB Financial Corp., 0.09%, dated 12/31/10, matures 01/03/11; repurchase amount $4,863,036 (Collateralized by Fannie Mae[7], 2.50%, 06/25/20 with a value of $2,533,937 and Federal Home Loan Bank[9], 4.875%, 12/14/12 with a value of $2,430,233)	$4,863,000	$4,863,000

Total Repurchase Agreement (Cost $4,863,000)		4,863,000

Total Investments - 99.2% (Cost $136,206,176)		$131,806,078

Cash & Other Assets, Less Liabilities - 0.8%		1,067,666

Total Net Assets -100.0%		$132,873,744

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 5.

†††	Value determined based on Level 3 inputs — See Note 5.

[1]	All or a portion of this security was fair valued by the Valuation Committee at December 31, 2010. The total market value of fair valued securities amounts to $745,232 (cost $3,828,663), or 0.56% of total net assets.

[2]	Variable rate security. Rate indicated is rate effective at December 31, 2010.

[3]	Perpetual maturity.

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $6,267,873 (cost $13,227,165), or 4.7% of total net assets.

[6]	Security is in default of interest and/or principal obligations.

[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[8]	Illiquid security.

[9]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

plc — Public Limited Company

20 | the RYDEX|SGI income fund annual report	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Income Fund
U.S. Intermediate Bond Fund
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

Assets:
Investments, at value*	$126,943,078
Repurchase agreement, at value**	4,863,000

Total investments	131,806,078
Cash	22,643
Receivables:
Fund shares sold	13,486
Interest	1,248,550
Due from Security Investors	43,922
Prepaid expenses	16,595

Total assets	133,151,274

Liabilities:
Payable for:
Fund shares redeemed	84,873
Management fees	57,738
Administration fees	11,897
Transfer agent/maintenance fees	19,998
Custodian fees	1,146
Director’s fees	4,847
Professional fees	13,045
12b-1 distribution plan fees	49,005
Other	34,981

Total liabilities	277,530

Net Assets	$132,873,744

Net assets consist of:
Paid in capital	$177,105,779
Distributions in excess of net investment income	(864,934)
Accumulated net realized loss on investments	(38,967,003)
Net unrealized depreciation on investments	(4,400,098)

Net assets	$132,873,744

A-Class:
Capital shares outstanding (unlimited number of shares authorized)	24,415,945
Net assets	$101,970,826
Net asset value and redemption price per share	$4.18

Maximum offering price per share (net asset value divided by 95.25%)	$4.38

B-Class:
Capital shares outstanding (unlimited number of shares authorized)	2,796,545
Net assets	$11,618,910
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.15

C-Class:
Capital shares outstanding (unlimited number of shares authorized)	4,641,869
Net assets	$19,284,008
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.15

*Investments, at cost	$131,343,176
**Repurchase agreement, at cost	4,863,000

Total cost	$136,206,176

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010

Investment Income:
Interest	$4,928,988
Dividends	106,401

Total investment income	5,035,389

Expenses:
Management fees	721,219
Administration fees	146,592
Transfer agent/maintenance fees	334,052
Custodian fees	6,007
Directors’ fees	15,136
Professional fees	43,205
Reports to shareholders	32,200
Registration fees	56,935
Other	22,680
12b-1 distribution fees — A-Class	273,214
12b-1 distribution fees — B-Class	144,386
12b-1 distribution fees — C-Class	205,199

Total expenses	2,000,825
Less:
Reimbursement of expenses	(319,988)

Net expenses	1,680,837

Net investment income	3,354,552

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,425,092)

Net realized loss	(1,425,092)

Net change in unrealized appreciation (depreciation) on:
Investments	6,391,626

Net change in unrealized appreciation (depreciation)	6,391,626

Net realized and unrealized gain	4,966,534

Net increase in net assets resulting from operations	$8,321,086

The accompanying notes are an integral part of the financial statements.	the RYDEX|SGI income fund annual report | 21

Rydex|SGI Income Fund
STATEMENTS OF CHANGES IN NET ASSETS
U.S. Intermediate Bond Fund

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$3,354,552	$3,617,963
Net realized loss on investments	(1,425,092)	(17,846,112)
Net change in unrealized appreciation (depreciation) on investments	6,391,626	26,624,264

Net increase (decrease) in net assets resulting from operations	8,321,086	12,396,115

Distributions to shareholders from:
Net investment income
A-Class	(3,010,728)	(3,018,192)
B-Class	(282,445)	(390,562)
C-Class	(405,564)	(494,092)

Total distributions to shareholders	(3,698,737)	(3,902,846)

Capital share transactions:
Proceeds from sale of shares
A-Class	32,323,949	30,396,900
B-Class	2,153,480	2,132,696
C-Class	2,582,850	1,563,908
Issuance of shares in connection with the acquisition of Capital Preservation Fund (Note 6)
A-Class	—	52,647,643
B-Class	—	13,048,885
C-Class	—	21,071,950
Distributions reinvested
A-Class	2,903,981	2,889,183
B-Class	270,472	371,959
C-Class	370,264	455,780
Cost of shares redeemed
A-Class	(41,677,320)	(35,449,243)
B-Class	(7,560,830)	(6,575,955)
C-Class	(5,179,317)	(6,720,770)

Net increase (decrease) from capital share transactions	(13,812,471)	75,832,936

Net increase (decrease) in net assets	(9,190,122)	84,326,205

Net assets:
Beginning of year	142,063,866	57,737,661

End of year	$132,873,744	$142,063,866

Distributions in excess of net investment income at end of year	$(864,934)	$(624,364)

Capital share activity:
Shares sold
A-Class	7,763,438	7,802,005
B-Class	518,253	544,287
C-Class	622,779	401,690
Issuance of shares in connection with the acquisition of Capital Preservation Fund (Note 6)
A-Class	—	13,711,372
B-Class	—	3,416,680
C-Class	—	5,517,334
Shares issued from reinvestment of distributions
A-Class	695,261	734,291
B-Class	65,074	95,162
C-Class	89,040	116,825
Shares redeemed
A-Class	(9,969,405)	(9,068,846)
B-Class	(1,821,335)	(1,690,449)
C-Class	(1,246,235)	(1,726,294)

Net increase (decrease) in shares	(3,283,130)	19,854,057

22 | the RYDEX|SGI income fund annual report	The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Rydex|SGI Income Fund
U.S. Intermediate Bond Fund

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009 [a]	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$4.05	$3.78	$4.49	$4.59	$4.63

Income (loss) from investment operations:
Net investment income[b]	0.10	0.12	0.20	0.21	0.21
Net gain (loss) on investments (realized and unrealized)	0.15	0.28	(0.69)	(0.10)	(0.05)

Total from investment operations	0.25	0.40	(0.49)	0.11	0.16

Less distributions from:
Net investment income	(0.12)	(0.13)	(0.22)	(0.21)	(0.20)

Total distributions	(0.12)	(0.13)	(0.22)	(0.21)	(0.20)

Net asset value, end of period	$4.18	$4.05	$3.78	$4.49	$4.59

Total Return[c]	6.11%	10.63%	(11.33%)	2.43%	3.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101,971	$104,972	$48,201	$62,220	$74,244

Ratios to average net assets:
Net investment income	2.51%	3.04%	4.80%	4.71%	4.51%
Total expenses[d]	1.21%	1.31%	1.23%	1.12%	1.16%
Net expenses[e]	0.98%	0.95%	0.95%	0.95%	0.95%

Portfolio turnover rate	39%	89%	34%	41%	68%

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
B-Class	2010	2009 [a]	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$4.03	$3.76	$4.47	$4.57	$4.61

Income (loss) from investment operations:
Net investment income[b]	0.07	0.09	0.17	0.18	0.17
Net gain (loss) on investments (realized and unrealized)	0.13	0.28	(0.70)	(0.10)	(0.04)

Total from investment operations	0.20	0.37	(0.53)	0.08	0.13

Less distributions from:
Net investment income	(0.08)	(0.10)	(0.18)	(0.18)	(0.17)

Total distributions	(0.08)	(0.10)	(0.18)	(0.18)	(0.17)

Net asset value, end of period	$4.15	$4.03	$3.76	$4.47	$4.57

Total Return[c]	5.08%	9.87%	(12.06%)	1.67%	2.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,619	$16,249	$6,281	$9,167	$9,164

Ratios to average net assets:
Net investment income	1.76%	2.31%	4.04%	3.97%	3.75%
Total expenses[d]	1.95%	2.06%	1.98%	1.87%	1.91%
Net expenses[e]	1.73%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	39%	89%	34%	41%	68%

The accompanying notes are an integral part of the financial statements.	the RYDEX|SGI income fund annual report | 23

FINANCIAL HIGHLIGHTS (concluded)	Rydex|SGI Income Fund
U.S. Intermediate Bond Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009 [a]	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$4.03	$3.76	$4.46	$4.56	$4.60

Income (loss) from investment operations:
Net investment income[b]	0.07	0.09	0.17	0.18	0.17
Net gain (loss) on investments (realized and unrealized)	0.13	0.28	(0.69)	(0.10)	(0.04)

Total from investment operations	0.20	0.37	(0.52)	0.08	0.13

Less distributions from:
Net investment income	(0.08)	(0.10)	(0.18)	(0.18)	(0.17)

Total distributions	(0.08)	(0.10)	(0.18)	(0.18)	(0.17)

Net asset value, end of period	$4.15	$4.03	$3.76	$4.46	$4.56

Total Return[c]	5.05%	9.85%	(11.85%)	1.68%	2.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,284	$20,843	$3,256	$3,906	$4,894

Ratios to average net assets:
Net investment income	1.76%	2.28%	4.05%	3.96%	3.76%
Total expenses[d]	1.96%	2.05%	1.98%	1.87%	1.91%
Net expenses[e]	1.73%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	39%	89%	34%	41%	68%

[a]	Effective February 20, 2009, the Fund name became U.S. Intermediate Bond Fund. Prior to February 20, 2009 the Fund was known as the Diversified Income Fund.

[b]	Net investment income per share was computed using the average shares outstanding throughout the period.

[c]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, as applicable.

[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

24 | the RYDEX|SGI income fund annual report	The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
1. Organization and Significant Accounting Policies

Organization
Rydex|SGI Income Fund (legally known as Security Income Fund) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company. The shares of Rydex|SGI Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. This report covers the High Yield Fund and U.S. Intermediate Bond Fund (the “Funds”). The Rydex|SGI Income Fund accounts for the assets of each Fund separately. Additionally, within each Fund are multiple classes of shares. A-Class shares are generally sold with a front-end sales charge at the time of purchase. A-Class shares are not subject to a sales charge when they are redeemed, except for purchases of $1 million or more sold without a front-end sales charge which are subject to a contingent deferred sales charge if redeemed within one year of purchase. B-Class shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares are offered without a front-end sales charge but incur additional class-specific expenses and redemptions of C-Class shares within one year of acquisition incur a contingent deferred sales charge. “Institutional” Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional class shares are offered without a front-end sales charge or a contingent deferred sales charge.
Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A. Security Valuation — Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, a Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued taking into considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
The senior floating rate interests (loans) in which the High Yield Fund invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the
the RYDEX|SGI income fund annual report | 25

NOTES TO FINANCIAL STATEMENTS (continued)
industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.
B. Repurchase Agreements — In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral and that the fair value of the underlying collateral exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
C. Senior Interests — Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2010.
D. Security Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.
E. Securities Purchased on a When-Issued or Delayed Delivery Basis — The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.
F. Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.
G. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.
H. Taxes — The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.
The evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns is required to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. For all open tax years (December 31, 2007 — December 31, 2010) and all major taxing jurisdictions through the end of the reporting period, the Funds’ management has completed a review and evaluation and has determined that no tax liability is required and no additional disclosures are needed as of December 31, 2010.
I. Earnings Credits — Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any.
J. Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K. Indemnifications — Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not
26 | the RYDEX|SGI income fund annual report

NOTES TO FINANCIAL STATEMENTS (continued)
occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
2. Management Fees and Other Transactions with Affiliates
Security Investors, LLC (SI) pays the Sub-Advisor out of the advisory fees it receives.
Management fees are paid monthly to SI, based on the following annual rates for the year ended December 31, 2010:

Management
Fees (as a %
of net assets)

High Yield Fund	0.60%
U.S. Intermediate Bond Fund	0.50%
SI also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each Fund. For these services, SI receives the following:

Administrative Fees
(as a % of net assets)

High Yield Fund	0.095%
U.S. Intermediate Bond Fund	0.095%
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies
SI is paid the following for providing transfer agent services to the Fund:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies
Effective May 1, 2010, the investment advisory contract for U.S. Intermediate Bond Fund provides that the total expenses be limited to 1.00% of average net assets for A-Class shares and 1.75% of average net assets for both B-Class and C-Class shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Prior to May 1, 2010, the expense limit was 0.95% for A-Class shares and 1.70% for B-Class and C-Class shares. Effective May 1, 2010, the investment advisory contract for High Yield Fund provides that the total expenses be limited to 1.16% of average net assets for A-Class shares, 1.91% of average net assets for both B-Class and C-Class shares and 0.91% of average net assets for Institutional Class shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Prior to May 1, 2010, the expense limit was 1.10% for A-Class shares, 1.85% for B-Class and C-Class shares and 0.85% for Institutional Class shares. These contracts are in effect through April 30, 2012. The Investment Manager is entitled to reimbursement by the High Yield Fund and U.S. Intermediate Bond Fund of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of December 31, 2010, the amount of fees waived or expenses reimbursed in the High Yield Fund and U.S. Intermediate Bond Fund that are subject to recoupment by the Investment Manager were $802,526 and $965,138, respectively. For the year ended December 31, 2010, no amounts were recouped by the Investment Manager.
The Funds have adopted distribution plans related to the offering of Class A, Class B and Class C shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of A-Class Shares of each Fund and 1.00% of the average daily assets of B-Class and C-Class shares. Effective October 16, 2009, Rydex Distributors, LLC. (“Rydex Distributors”) became the sole distributor of the Funds. The distribution fees were paid to Rydex Distributors effective October 16, 2009. Effective December 1, 2006, Class B shares of the High Yield Fund ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.
Rydex Distributors retained underwriting commissions during the year ended December 31, 2010, on sales of shares after allowances to brokers and dealers in the following amounts:

Rydex Distributors
Underwriting Commissions

High Yield Fund	$14,059
U.S. Intermediate Bond Fund	9,564
Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company, a subsidiary of Security Benefit Corporation, and its affiliates, which include Security Investors, Security Global Investors (SGI) and Rydex Distributors, LLC.
At December 31, 2010, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Percent of
outstanding
Fund	shares owned

U.S. Intermediate Bond Fund	8.92%
3. Federal Income Tax Matters
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to interest income accrued for defaulted securities for tax purposes, differing book and tax amortization methods for premium and market discount and differing character of gain/loss on mortgage backed securities. To the extent these differences are permanent differences, adjustments are made to the appropriate equity accounts in the period that the differences arise.
the RYDEX|SGI income fund annual report | 27

NOTES TO FINANCIAL STATEMENTS (continued)
The following reclassifications were made to the Statements of Assets and Liabilities as of December 31, 2010 to reflect permanent differences:

		Undistributed Net
	Net Realized	Investment	Paid-In
	Gain (Loss)	Income	Capital

High Yield Fund	$64,463	$(64,463)	$—
U.S. Intermediate Bond Fund	329,853	103,615	(433,468)
The amounts of unrealized appreciation (depreciation) for federal income tax purposes as of December 31, 2010, were as follows:

	Investment	Tax Unrealized	Tax Unrealized	Net Unrealized
Fund	Tax Cost	Gain	Loss	Gain (Loss)

High Yield Fund	$176,872,279	$14,727,827	$(3,888,206)	$10,839,621
U.S. Intermediate Bond Fund	137,201,667	3,460,908	(8,856,497)	(5,395,589)
At December 31, 2010, the following Funds have capital loss carryovers to offset future realized capital gains as follows:

	Capital Loss	Capital Loss	Remaining
	Carryovers	Carryovers	Capital Loss
	Utilized	Expired	Carryovers	Expires In

High Yield Fund*	$1,383	$—	$—	2011
	1,140,983	—	—	2014
	2,490,601	—	—	2015
	100,208	—	—	2016
	1,937,917	—	2,100,281	2017

	$5,671,092	$—	$2,100,281

U.S. Intermediate Bond Fund*	$—	$433,468	$—	2010
	—	—	291,583	2011
	—	—	2,224,486	2012
	—	—	2,390,407	2013
	—	—	1,887,627	2014
	—	—	2,907,085	2015
	—	—	9,807,711	2016
	—	—	17,929,397	2017
	—	—	1,528,707	2018

	$—	$433,468	$38,967,003

*	Subject to limitations pursuant to Section 382 of the Internal Revenue Code.
The tax character of distributions paid during the fiscal year ended December 31, 2010 and 2009, was as follows:

	Ordinary	Return of
	Income	Capital	Total

2010
High Yield Fund	$13,332,049	$—	$13,332,049
U.S. Intermediate Bond Fund	3,698,737	—	3,698,737

2009
High Yield Fund	$8,030,768	$11,539	$8,042,307
U.S. Intermediate Bond Fund	3,902,846	—	3,902,846
Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of December 31, 2010, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized
	Ordinary	Long-Term	Capital and	Appreciation	Distributable
	Income	Gain	Other Losses*	(Depreciation)**	Earnings/(Deficit)

Rydex|SGI Income Fund:
High Yield Fund	$125,290	$—	$(2,100,281)	$10,839,621	$8,864,630
U.S. Intermediate Bond Fund	130,557	—	(38,967,003)	(5,395,589)	(44,232,035)

*	Certain Funds had net capital loss carryovers as identified elsewhere in the Notes.

**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses, differences between book and tax basis bond discount accretion, and the interest accrued on defaulted bonds for tax purposes.
28 | the RYDEX|SGI income fund annual report

NOTES TO FINANCIAL STATEMENTS (continued)
4. Investment Transactions
During the year ended December 31, 2010, purchases and sales of investment securities, excluding government and short-term investments were:

	High	U.S. Intermediate
	Yield	Bond
	Fund	Fund

Purchases	$127,633,086	$25,776,687
Sales	144,507,216	37,951,013
During the year ended December 31, 2010, purchases and sales of government securities, excluding short-term investments were:

	High	U.S. Intermediate
	Yield	Bond
	Fund	Fund

Purchases	$—	$28,046,289
Sales	—	32,187,031

5. Fair Value of Financial Instruments
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical investments.
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following table provides the fair value measurement of applicable Fund assets by level within the fair value hierarchy as of December 31, 2010:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
High Yield Fund	$2,768,027	$183,225,127	$1,718,746	$187,711,900
U.S. Intermediate Bond Fund	40,001,775	91,059,071	745,232	131,806,078
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective January 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the Levels as of the end of the period. As of December 31, 2010, High Yield Fund had securities with a total value of $91,373 transferred from Level 3 to Level 1 and a total value of $1,079,876 transferred from Level 3 to Level 2. High Yield Fund had securities with a total value of $1,399,568 transfer into Level 3 from Levels 1 and 2. The fair market values of these securities were adjusted due to a change in the securities valuation method. There were no other securities that transferred between levels.
the RYDEX|SGI income fund annual report | 29

NOTES TO FINANCIAL STATEMENTS (concluded)
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2010:

LEVEL 3 - Fair value measurement using
significant unobservable inputs
High Yield Fund	Total

Beginning Balance	$1,397,436
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	366,655
Purchases, sales, issuances, and settlements (net)	(273,664)
Transfers in and/or out of Level 3	228,319

Ending Balance	$1,718,746

U.S. Intermediate Bond Fund	Total

Beginning Balance	$717,097
Total realized gains or losses included in earnings
Total unrealized gains or losses included in earnings	28,135
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$745,232

6. Acquisition of Security Income Fund — Capital Preservation Fund
Pursuant to a plan of reorganization approved by the stockholders of Capital Preservation Fund of Security Income Fund, U.S. Intermediate Bond Fund of Rydex|SGI Income Fund acquired all of the net assets of Capital Preservation Fund on February 20, 2009 which totaled $86,768,478. A total of 11,586,062 shares of Capital Preservation Fund were exchanged for 22,645,387 shares of U.S. Intermediate Bond Fund immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Capital Preservation’s net assets included $26,832,764 of unrealized depreciation and $15,056,998 of accumulated realized loss on sale of investments. The aggregate net assets of U.S. Intermediate Bond Fund immediately before the acquisition totaled $51,963,431 and following the acquisition, the combined net assets of U.S. Intermediate Bond Fund totaled $138,731,910.
Assuming the acquisition had been completed on January 1, 2009, the beginning of the fiscal year for U.S. Intermediate Bond Fund, U.S. Intermediate Bond Fund’s pro forma results of operations for the year ended December 31, 2009, would have been $4,063,538 of net investment income, $12,194,282 of net realized and unrealized loss on investments, and $8,130,744 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Capital Preservation Fund that have been included in U.S. Intermediate Bond Fund statement of operations since February 20, 2009.
Certain reclassifications have been made to the 2009 Statement of Changes in Net Assets related to the presentation of merger activity. These reclassifications did not impact the Fund’s net assets.
7. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Security Investors, LLC, the Funds’ investment advisor (the “Investment Advisor”) pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Advisor (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010. Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreement with the Investment Advisor (the “Previous Agreement”). A new investment advisory agreement (“New Agreement”) was approved by Fund’s shareholders in a series of special meetings of shareholders. The terms of the New Agreement are substantially identical to the corresponding Previous Agreement, except with respect to the date of execution.
8. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ Distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company.
30 | the RYDEX|SGI income fund annual report

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Rydex|SGI Income Fund:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex|SGI Income Fund (comprised of the High Yield Fund and U.S. Intermediate Bond Fund) (the “Funds”) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and agent banks or by other appropriate auditing procedures where replies from agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rydex|SGI Income Fund at December 31, 2010, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Chicago, Illinois
March 1, 2011
the RYDEX|SGI income fund annual report | 31

Directors’ Disclosure (Unaudited)
SGI Board Review and Approval of the Investment Advisory Agreements
At an in-person meeting of the Fund’s Boards of Directors held on January 28, 2010, called for the purpose of, among other things, voting on the approval of the investment advisory and sub-advisory agreements applicable to the Funds, the Fund’s Board of Directors, including the Independent Directors, unanimously approved the continuation for a two-year period of the investment advisory agreement between the Funds and Security Investors, LLC (“SI”). In reaching this conclusion, the Directors requested and obtained from SI and each investment sub-adviser such information as the Directors deemed reasonably necessary to evaluate the proposed renewal of the agreements. Each Fund’s Board of Directors carefully evaluated this information and was advised by legal counsel with respect to its deliberations.
In considering the approval of the investment advisory agreements, the Independent Directors evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SI; (2) the investment performance of the Funds and SI; (3) the costs of services provided by SI and the profits derived by SI from its relationship with the Funds; (4) a comparison of each Funds’ expense ratios and those of similarly situated funds; (5) benefits (such as soft dollars) to SI and its affiliates from their relationship with the Funds (and any corresponding benefits to the Funds); (6) the expense limitation/fee waiver agreements between SI and certain of the Funds; and (7) other factors of the Board deemed to be relevant. Each Board of Directors also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors’ own business judgment, to be relevant. Following its review, each Fund’s Board of Directors determined that the investment advisory agreement will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the renewal of the investment advisory agreements based upon the following considerations, among others:
•	The nature, extent and quality of the advisory services to be provided. Each Board of Directors concluded that SI is capable of providing high quality services to the Funds, as indicated by the nature and quality of services provided in the past, SI’s management capabilities demonstrated with respect to the Funds and other mutual funds managed by SI, the professional qualifications and experience of SI’s and SI’s investment and management oversight processes. The Directors also determined that SI proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

•	The investment performance of the Fund. With respect to the Funds, the Directors concluded on the basis of information compiled by Morningstar that SI and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods.

•	The cost of advisory services provided and the level of profitability. On the basis of each Board’s review of the fees to be charged by SI for investment advisory and other services, and the estimated profitability of SI’s relationship with each Fund, each Board concluded that the level of investment advisory fees and SI’s profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and SI and its affiliates. On the basis of comparative information compiled by Morningstar, the Directors determined that the advisory fees and estimated overall expense ratio of each Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size.

•	Whether the advisory fees reflect economies of scale. The directors concluded that the Funds’ investment advisory fees appropriately reflect the current economic environment for SI and the competitive nature of the mutual fund market.

•	The extent to which economies of scale will be realized as the Fund grows. While the Funds’ investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the investment advisory fees payable by the Funds will reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper) and SI’s estimated profitability at current or foreseeable asset levels. The Directors also considered that they will have the opportunity to periodically re-examine whether each Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to SI in the future.
32 | the RYDEX|SGI income fund annual report

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)
DIRECTORS

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years
Donald A. Chubb, Jr.**	Business Broker — Griffith & Blair Realtors
(12-14-46)
1994

Harry W. Craig, Jr.**	Chairman, CEO, Secretary & Director — The Martin Tractor
(05-11-39)	Company, Inc.
2004

Jerry B. Farley**	President — Washburn University
(09-20-46)
2005

Penny A. Lumpkin**	Partner — Vivian’s Gift Shop (Corporate Retail)
(08-20-39)	Vice President — Palmer Companies, Inc. (Small Business and
1993	Shopping Center Development)
Vice President — PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius**	President & Chief Executive Officer — Stormont-Vail HealthCare
(12-18-43)
1998

Richard M. Goldman*	Senior Vice President — Security Benefit Corporation
(03-04-61)	Director — First Security Benefit Life Insurance and Annuity
2008 (President, Director &	Company of New York
Chairman of the Board)	President — Security Investors, LLC
President & Director — Security Global Investors, LLC
CEO, President, & Director — Rydex Distributors, LLC.
President & CEO — Rydex Holdings, LLC
CEO & Director — Padco Advisors, Inc.
CEO & Director — Padco Advisors II, Inc.
Director — Rydex Fund Services, Inc.
Director — Security Distributors, Inc. (2007-2009)
Managing Member — Goldman Partners, LLC (2006-2007)
President and CEO — ForstmannLeff (2003-2005)

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This director is also an officer of the Funds.

**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.

***	Each director oversees 29 Rydex|SGI Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.
the RYDEX|SGI income fund annual report | 33

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (continued)
OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years
Mark P. Bronzo (11-01-60)	Current: Portfolio Manager, Security Investors, LLC
Vice President — 2008	Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003-2008)

Keith A. Fletcher (02-18-58) Vice President — 2010	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; and Vice President, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); and Vice President, Rydex Advisors II, LLC (2010)

Joanna M. Haigney Catalucci (10-10-66) Chief Compliance Officer — 2010	Current: Chief Compliance Officer & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC & Rydex Advisors II, LLC (2010)

Nikolaos Bonos (05-30-63) Treasurer — 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda (09-05-66) Assistant Treasurer — 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust

Vice President, Security Global Investors, LLC (2010-2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.
34 | the RYDEX|SGI income fund annual report

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)
OFFICERS* (concluded)

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title – Year Elected	Principal Occupations During Past Five Years
Amy J. Lee (06-05-61) Vice President — 2007 Secretary — 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Senior Vice President & Secretary, Security Global Investors, LLC (2007-2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004-2008)

Mark A. Mitchell (08-24-64)	Current: Portfolio Manager, Security Investors, LLC
Vice President — 2003	Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003-2010)

Joseph C. O’Connor (07-15-60)	Current: Portfolio Manager, Security Investors, LLC
Vice President — 2008	Managing Director, Nationwide Separate Accounts LLC (2003-2008)

Daniel W. Portanova (10-02-60)	Current: Portfolio Manager, Security Investors, LLC
Vice President — 2008	Managing Director, Nationwide Separate Accounts LLC (2003-2008)

James P. Schier (12-28-57)	Current: Senior Portfolio Manager, Security Investors, LLC
Vice President — 1998	Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company (1998-2010)

David G. Toussaint (10-10-66)	Current: Portfolio Manager, Security Investors, LLC
Vice President — 2005	Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2005-2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.
the RYDEX|SGI income fund annual report | 35

OTHER INFORMATION (Unaudited)
Each of the Rydex|SGI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The portfolio holdings of each of the Rydex|SGI Funds are available on their website, www.securitybenefit.com or by calling 1.800.888.2461.
A description of the policies and procedures that the Rydex|SGI Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1.800.888.2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Rydex|SGI Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2010 is available upon request, free of charge by calling 1.800.888.2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.
The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1.800.888.2461.
Tax Information
In accordance with the provisions of the Internal Revenue Code, the percentage of ordinary income distributions (including short-term capital gains) attributable to the fiscal year ended December 31, 2010 which qualify for the dividends received deduction for corporate shareholders is as follows:

High Yield Fund	1%
U.S. Intermediate Bond Fund	3%
Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended December 31, 2010, taxed at the maximum rate of 15% is as follows:

High Yield Fund	1%
U.S. Intermediate Bond Fund	3%
Additional information for foreign shareholders only:
For the year ended December 31, 2010, the following ordinary distributions paid qualified as interest related dividends under the Internal Revenue Code Section 871(k)(1)(C):

High Yield Fund	100%
U.S. Intermediate Bond Fund	92%
36 | the RYDEX|SGI income fund annual report

RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, LLC., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
the RYDEX|SGI income fund annual report | 37

One Security Benefit Place
Topeka, Kansas 66636-0001
securitybenefit.com
Rydex Distributors, LLC.
460609201

Item 2. Code of Ethics.
The registrant’s Board of Directors has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Directors has determined that Maynard Oliverius, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)-(d) The aggregate Audit Fees billed by the Registrant’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2010 and December 31, 2009 were $33,238 and $29,900, respectively. The aggregate Audit Related Fees by the Registrant’s principal accountant billed for the fiscal years ended December 31, 2010 and December 31, 2009 were $638 and $833, respectively. The aggregate Tax Fees billed by the Registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2010 and December 31, 2009 were $6,636 and $6,500, respectively.
(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, Penny Lumpkin, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $0 and $0, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.
(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Mangers of Closed-end Management Investment Companies
Not applicable
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.
Item 11. Controls and Procedures.
     (a) Based on their evaluation on March 10, 2011, the President (principal executive officer) and the Treasurer (principal financial officer) of the Security Income Fund (the “Registrant”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Registrant or Security Investors, LLC, d/b/a Security Global Investors

(“SGI” or the “Advisor”), the investment advisor and manager of the Registrant, or Rydex Distributors, LLC (“RD”), which acts as distributor for the Registrant, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Registrant or SGI on behalf of the Registrant, to record, process, summarize, and report the subject matter contained in this Report. There was no fraud, whether or not material, involving officers or employees of SGI, RD or the Registrant who have a significant role in the Registrant’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Registrant, including its President and Treasurer.
(b) There were no significant changes in the Registrant’s or SGI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Security Income Fund

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President

Date March 10, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President

Date March 10, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date March 10, 2011

*	Print the name and title of each signing officer under his or her signature.